Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of trade and other payables
The following table summarises trade and other payables as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Trade accounts payable(A)	2,306	2,221
Accrued customer marketing costs	1,340	1,348
Accrued deposits	338	288
Accrued compensation and benefits	532	500
Accrued taxes(B)	280	253
Other accrued expenses	438	442
Total trade and other payables	5,234	5,052
(A)Includes amounts of €622 million (2022: €212 million) which are part of a supply chain finance programme facilitated by the Group. The programme permits suppliers to elect on an invoice by invoice basis to receive a discounted payment from the partner bank earlier than the agreed payment terms with the Group. If a supplier makes this election, the value and the due date of the invoice payable by the Group remains unchanged.
(B)This line item includes a payable of €59 million in 2023 and €57 million in 2022 to the Spanish tax authorities. Refer to Note 24 for further details.